LAW OFFICES
               BALLARD SPAHR ANDREWS & INGERSOLL, LLP            BALTIMORE, MD
                    1225 17TH STREET, SUITE 2300               PHILADELPHIA, PA
                    DENVER, COLORADO 80202-5596               SALT LAKE CITY, UT
                            303-292-2400                         VOORHEES, NJ
                         FAX: 303-296-3956                      WASHINGTON, DC
                        www.ballardspahr.com                    WILMINGTON, DE



THOMAS H. DUNCAN
DIRECT DIAL: (303) 299-7321
PERSONAL FAX: (303) 382-4621
E-MAIL: DUNCAN@BALLARDSPAHR.COM


                                                   November 16, 2005

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

        Re:  Nelnet Student Loan Funding LLC
             Pre-Effective Amendment No. 1 to Registration Statement on Form S-3 Securities Act Registration No. 333-128658

Gentlemen:

        On behalf of Nelnet Student Loan Funding, LLC (the "Company"), we are transmitting for filing by EDGAR an electronic version of the Company's Pre-Effective Amendment No. 1 to its Registration Statement (the "Registration Statement") on Form S-3 for its student loan asset-backed notes (the "Notes"), Registration No. 333-128658.

        Subject to the progress of the Registration Statement through the Commission's staff review process, the Company and the underwriters currently expect to request acceleration of the effectiveness of the Registration Statement for early January, 2006.

        Please send copies of all correspondence concerning the Registration Statement to me at the address above. You may contact me by phone at (303) 299-7321.

                                                   Sincerely,

                                                   /S/ THOMAS H. DUNCAN

                                                   Thomas H. Duncan

THD/
Enclosure